Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Parties

Name of related parties	Relationship with the Company
Luo Min	Founder, chief executive officer and controlling shareholder of the Company
Qufenqi Inc.	Ultimate legal holding company of Beijing Happy Time before December 31, 2015
Alipay.com Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Ganzhou QuCampus	Company’s equity method investee
Ganzhou Happy Share Capital Management LLP	Company controlled by Founder
Zhima Credit Management Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Chongqing Alibaba Small Loan Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Ant Zhixin (Hangzhou) Information Technology Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Guosheng Financial Holding Inc.	Company controlled by Director before August 24, 2018
Guosheng Securities Asset Management Co., Ltd.	Company controlled by Director before August 24, 2018
Alibaba Cloud Computing Co., Ltd.	Company controlled by the ultimate controlling individual of shareholder before December 8, 2018
Key management and their immediate families	The Company’s key management and their immediate families

Schedule of Amounts Due to Related Parties	Amounts due to related parties

		As of December 31,
	Note	2017	2018
		RMB	RMB	US$
Qufenqi Inc.	(i)	813,326	—	—
Guosheng Financial Holding Inc.	(ii)	631,746,787	—	—
Guosheng Securities Asset Management Co., Ltd.	(ii)	83,475,455	—	—
Alipay.com Co., Ltd.		418,597	—	—
Zhima Credit Management Co., Ltd.	(iii)	3,108,873	—	—
Total		719,563,038	—	—

(i)	The balance represents the transactions from daily operations, which is interest free and payable on demand.
(ii)	The balance represents the borrowings and interests payable arising from consolidated trusts.
(iii)	The balance represents the credit assessment and advertising platform service fee payables.

Schedule of Amounts Due from Related Parties	Amounts due from related parties

		As of December 31,
	Note	2017	2018
		RMB	RMB	US$
Short-term amounts due from related parties
Qufenqi Inc.		27,475	—	—
Ganzhou QuCampus		23,714	—	—
Ganzhou Happy Share Capital Management LLP		770	2,071	301
Alipay.com Co., Ltd.	(i)	549,842,011	—	—
Alibaba Cloud Computing Co., Ltd.		320,853	—	—
Key management and their immediate families
Loan principal and financing service fee receivables	(ii)	1,000,000	—	—
Total short-term amounts due from related parties		551,214,823	2,071	301
Total amounts due from related parties		551,214,823	2,071	301

(i)

The balance represents the amount deposited in the Company’s Alipay account. Such amount is unrestricted as to withdrawal and use and readily available to the Company on demand. As of December 31, 2018, the balance was presented in other current assets in the consolidated balance sheets.

(ii)	Key management and their immediate families borrowed funds through the Company’s financing platform.

Schedule of Movement of Loan Principal and Financing Service Fee Receivables Due from Related Parties

The movement of the loan principal and financing service fee receivables due from key management and their immediate families is as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of the year	1,272,318	1,000,000	145,444
Loan principal and financing service fee receivables	—	—	—
Payments	(272,318)	(1,000,000)	(145,444)
Balance at end of the year	1,000,000	—	—

Schedule of Transactions with Related Parties	Transactions with related parties

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Service income
Key management and their immediate families	90,539	4,551	—	—
Cost of revenues
Alipay.com Co., Ltd.	41,186,645	114,175,547	58,835,038	8,557,201
Zhima Credit Management Co., Ltd.	6,150,041	21,435,176	9,265,375	1,347,593
Alibaba Cloud Computing Co., Ltd.	—	23,173,116	30,297,435	4,406,579
Chongqing Alibaba Small Loan Co., Ltd.	—	3,151,324	—	—
Ant Zhixin (Hangzhou) Information Technology Co., Ltd.	—	—	1,095,684	159,361
Guosheng Financial Holding Inc.	—	56,746,787	42,900,685	6,239,646
Guosheng Securities Asset Management Co., Ltd.	—	2,327,277	5,216,614	758,725
	47,336,686	221,009,227	147,610,831	21,469,105
Sales and marketing
Zhima Credit Management Co., Ltd.	36,149,807	16,033,107	—	—
Alipay.com Co., Ltd.	—	222,081,862	32,542,281	4,733,078
	36,149,807	238,114,969	32,542,281	4,733,078